Note 6 - Employee Benefit Plans (Details Textual) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Feb. 17, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on plan assets	7.25%	7.25%	7.25%
Defined Benefit Plan Assumed Long Term Rate Basis Spread		1.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match		100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		6.00%
Defined Benefit Plan, Plan Assets, Contributions by Employer		$ 1.9	$ 1.6	$ 1.3
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Employer		0.2
Hecla Plans | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Common stock investments		18.5	18.9
Lucky Friday plan | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Common stock investments		3.0	2.9
Location, Statement of Income, Balance [Axis]: us-gaap:NonoperatingIncomeExpense
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Except Service cost		0.3	3.9	4.1
Capital Accumulation 401(K) Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Employer		$ 5.1	$ 4.8	$ 4.6
Defined Contribution Plan, Employer Matching Contribution, Percent of Match		100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		6.00%